Income Taxes (Reconciliation of Income Taxes Computed at the US Federal Statutory Rate to Income Tax Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Expense (Benefit), Continuing Operations, Income Tax Reconciliation [Abstract]
Loss before income taxes and equity in earnings of unconsolidated subsidiaries	$ (7,346)	$ (9,374)	$ (3,931)
US federal statutory rate	35.00%	35.00%	35.00%
Income taxes at the US federal statutory rate of 35%	$ (2,571)	$ (3,281)	$ (1,376)
Nondeductible goodwill impairment	770	560	350
Impairment of joint venture assets attributable to noncontrolling interests	0	0	37
IRS audit and appeals settlements	(1)	7	(305)
Texas margin tax, net of federal benefit	0	11	10
Interest accrued for uncertain tax positions, net of tax	(2)	0	(16)
Nondeductible interest expense	23	22	23
Lignite depletion allowance	(8)	(14)	(12)
Nondeductible debt restructuring costs	136	78	6
Other	(17)	(2)	12
Income tax benefit	$ (1,670)	$ (2,619)	$ (1,271)
Effective tax rate	22.70%	27.90%	32.30%